Related party transactions - Other operating income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related party transactions
Income from recharging of services	$ 23	$ 30	$ 45	$ 30
GDEV Inc | Castcrown Ltd
Related party transactions
Income from recharging of services	$ 23	$ 30	$ 45	$ 30